MANDATORILY REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2024
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
19.	MANDATORILY REDEEMABLE NONCONTROLLING INTEREST

US$
Balance as of December 31, 2021	6,593
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	5,565
Changes in fair values of mandatorily redeemable noncontrolling interest due to the instrument-specific credit risk	(30)
Foreign currency translation adjustment	(747)
Balance as of December 31, 2022	11,381
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	108
Redemption of mandatorily redeemable noncontrolling interest	(11,554)
Foreign currency translation adjustment	65
Balance as of December 31, 2023	—

On November 12, 2021, the Company’s VIE and Momenta (Suzhou) Technology Limited Company (“Momenta”) incorporated Ningbo Robotics. The VIE and Momenta hold 60% and 40% equity interest and invested US$9,449 and US$6,299 in Ningbo Robotics, respectively.

Pursuant to the shareholder agreement entered by the VIE and Momenta:

1)	If there is any disagreement or disputes arising between Ningbo Robotics and Momenta, Momenta has the right to require WFOE or VIE or the entity designated by WFOE or VIE to acquire the 40% equity interest in Ningbo Robotics at the consideration of RMB40,000 in cash.
2)	Momenta is required to sell its 40% equity interest in Ningbo Robotics to WFOE or VIE or the entity designated by WFOE or VIE no later than the third anniversary date of the incorporation of Ningbo Robotics. The redemption price between the date of incorporation and the first anniversary of Ningbo Robotics is RMB40,000, between the first anniversary and the second anniversary of the incorporation Ningbo Robotics is RMB80,000, and between the second anniversary and the third anniversary of the incorporation Ningbo Robotics is RMB120,000. At the sole discretion of Momenta, Momenta is entitled to elect either to redeem in cash or exchange for the Company’s shares with the equivalent monetary value.
3)	If the Company’s Board of Directors approved the Company’s Qualified IPO within the third anniversary date of the incorporation of Ningbo Robotics, Momenta is required to sell its 40% equity interest in Ningbo Robotics at the consideration same as the mechanism mentioned in 2). At the sole discretion of Momenta, Momenta is entitled to elect either to redeem in cash or exchange for the Company’s shares with the equivalent monetary value.

In March 2022, the VIE transfers its 60% equity interest of Ningbo Robotics to its wholly owned subsidiary, Sanya Lotus.

On April 28, 2023, the Group and Momenta entered into an agreement, pursuant to which, the Group redeemed Momenta’s 40% equity interest in Ningbo Robotics for a cash consideration of US$11,554 (equivalent to RMB80,000) pursuant to Momenta’s redemption right under the shareholders’ agreement of Ningbo Robotics (the “Robotics Redemption”). As mentioned in note 16, on May 30, 2023, the Company issued a convertible note to Momenta Global Limited, a related party of Momenta, following the Robotics Redemption.

The Group elected the fair value option to account for the mandatorily redeemable noncontrolling interest. The Group believes the fair value option best reflects the economics of the underlying transaction. Changes in fair value due to the instrument-specific credit risk of nil and US$30 was credited in other comprehensive income (loss) for the years ended December 31, 2023 and 2022 and all other changes in fair values of US$108 and US$5,565 were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023 and 2022, respectively.

Upon redemption, the accumulated recognized other comprehensive income (loss) relating to fair value changes of the mandatorily redeemable noncontrolling interest due to instrument-specific credit risk of US$17 was recycled to the consolidated and combined statements of comprehensive loss.